Note Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Note Payable
Note 8. Note Payable
In May 2020, the Company received a loan through the Paycheck Protection Program (“PPP”) of the U.S. Small Business Administration (“SBA”) under the CARES Act for an aggregate principal amount of $0.7 million (the “PPP loan”). In June 2021, SBA approved the Company’s loan forgiveness application for the entire balance of the PPP loan, including accrued interest. The Company recorded a gain on forgiveness of the PPP loan of $0.7 million during year ended December 31, 2021.